Issued Debt Instruments and Other Financial Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Subtotals	$ 226,358	$ 215,400
Subtotals	9,500,723	8,115,233	$ 7,093,653
Issued debt instruments and other financial liabilities	9,727,081	8,330,633
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	18,502	25,490
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	89,924	94,921
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	8,574,213	7,198,865
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Subtotals	818,084	795,957
Obligations To Public Sector [Member]
Disclosure of financial liabilities [line items]
Subtotals	9,198	32,449
Other Domestic Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	204,705	175,210
Foreign Obligations [Member]
Disclosure of financial liabilities [line items]
Subtotals	$ 12,455	$ 7,741